Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares Class A		Ordinary shares Class B		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive Income	Total
Balance at Dec. 31, 2023			[1]	$ 1	[1]	$ 833	$ 3,193	$ 26,024	$ 3,060	$ 33,111
Balance (in Shares) at Dec. 31, 2023	[1]	15,790		26,316
Net income (loss)			[1]		[1]			7,114		7,114
Issuance of new shares			[1]		[1]	4,305				4,305
Issuance of new shares (in Shares)	[1]	1,250
Transfer of Mezzanine equity		$ 1	[1]		[1]	14,103				14,104
Transfer of Mezzanine equity (in Shares)	[1]	10,526
Offering cost incurred for initial public offering			[1]		[1]	(1,836)				(1,836)
Foreign currency translation adjustment			[1]		[1]				88	88
Balance at Dec. 31, 2024		$ 1	[1]	$ 1	[1]	17,405	3,193	33,138	3,148	56,886
Balance (in Shares) at Dec. 31, 2024	[1]	27,566		26,316
Net income (loss)			[1]		[1]			(8,252)		(8,252)
Share-based compensation			[1]		[1]	8,645				8,645
Share-based compensation (in Shares)	[1]	5,353
Foreign currency translation adjustment			[1]		[1]				625	625
Balance at Dec. 31, 2025		$ 1	[1]	$ 1	[1]	$ 26,050	$ 3,193	$ 24,886	$ 3,773	$ 57,904
Balance (in Shares) at Dec. 31, 2025	[1]	32,919		26,316

[1]	The value of Class A and Class B ordinary shares are presented in thousands and are rounded, with a difference no more than $0.4 from the absolute amount.